Note 6 - Litigation and Other Regulatory Matters	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Contingency [Text Block]
6.	LITIGATION AND OTHER REGULATORY MATTERS

We are periodically involved in various legal proceedings and other regulatory matters.

Sandra Schissler v. Janus Henderson US (Holdings) Inc., Janus Henderson Advisory Committee, and John and Jane Does 1-30

On September 9, 2022, a class action complaint, captioned Schissler v. Janus Henderson US (Holdings) Inc., et al., was filed in the United States District Court for the District of Colorado. Named as defendants are Janus Henderson US (Holdings) Inc. (“Janus US Holdings”) and the Advisory Committee to the Plan. The complaint purports to be brought on behalf of a class consisting of participants and beneficiaries of the Plan that invested in Janus Henderson funds on or after September 9, 2016. On January 10, 2023, an amended complaint was filed against the same defendants, naming two additional plaintiffs, Karly Sissel and Derrick Hittson. As amended, the complaint alleges that for the period since September 9, 2016, among other things, the defendants breached fiduciary duties of loyalty and prudence by (i) selecting higher-cost Janus Henderson funds over less expensive investment options, (ii) retaining Janus Henderson funds despite their alleged underperformance and (iii) failing to consider actively managed funds outside of Janus Henderson to add as investment options. The amended complaint also alleges that Janus US Holdings failed to monitor the Advisory Committee with respect to the foregoing. The amended complaint seeks various declaratory, equitable and monetary relief in unspecified amounts. On January 22, 2024, the district court entered an order granting in part and denying in part Janus US Holdings’ motion to dismiss. The parties thereafter conducted fact and expert discovery, which was completed on May 27, 2025.

On July 11, 2025, the defendants filed a motion for summary judgment with respect to all of the claims asserted in the complaint, as well as a motion to exclude certain opinions offered by the plaintiffs’ experts. Also on July 11, 2025, the plaintiffs filed a motion for partial summary judgment with respect to one element of their fiduciary duty claim, and a motion to exclude certain opinions offered by the defendants’ damages expert. Those motions have been fully briefed, but no decision has been issued.

On February 18, 2026, and without admitting any liability, fault or wrongdoing, Janus US Holdings reached an agreement in principle with plaintiffs to settle the matter for an immaterial amount. On February 24, 2026, the parties filed a Notice of Settlement with the district court. On April 29, 2026, plaintiffs filed a motion for preliminary approval. On May 4, 2026, the district court entered an order preliminarily approving the settlement. A fairness hearing for final approval of the settlement is set for September 4, 2026.

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